File No. 333-286516
As filed with the Securities and Exchange Commission on June 10, 2025
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

RIVERSOURCE LIFE INSURANCE COMPANY
(Name of Insurance Company)

70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Insurance Company's Principal Executive Offices) (Zip Code)
(612) 678-5337
(Insurance Company's Telephone Number, including Area Code)
Nicole D. Wood
50605 Ameriprise Financial Center
Minneapolis, MN 55474
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously after the registration statement becomes effective.
It is proposed that this filing will become effective (check appropriate box):
[]	immediately upon filing pursuant to paragraph (b)
[]	on [date] pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[]	on [date] pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterize the Registrant:
[]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[]
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

[X]	Insurance Company relying on Rule 12h-7 under the Exchange Act
[]	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Prospectus
[______, 2025]
RiverSource®
Guaranteed Term Annuity
Group and Individual Market Value Annuity Contracts
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities RiverSource Account MGA
This prospectus contains information that you should know about the Guaranteed Term Annuity contract (“Contract”), individual and group market value annuity contracts issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”). The information in this prospectus applies to all contracts unless stated otherwise. All material terms and conditions of the contracts, including material state variations and distribution channels, are described in this prospectus.
The Contract allows you to invest your money in a guarantee period that earns a guaranteed rate of interest for a specified period of time. Additional information regarding the guarantee periods is provided in Appendix A – Investment Options Under the Contract.
The Contract is a complex investment and involves risks, including loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties. If you remove money from the Contract before the end of the guarantee period, we will apply a market value adjustment (“MVA”), which may be positive or negative. You could lose up to 100% of the amount withdrawn as a result of a negative MVA.
An investment in the Contract is subject to the risks related to RVS Life. Any obligations under the Contract are subject to our financial strength and claims-paying ability.
The Contracts are no longer available for new purchases. However, existing contracts are eligible for renewal guarantee periods. This prospectus is designed for current contract owners.
Additional information about certain investment products, including market value adjusted annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Guaranteed Term Annuity — Prospectus 1

2 RiverSource Guaranteed Term Annuity — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation value: The value of the purchase payment plus interest credited, adjusted for any surrenders and surrender charges.
Annuitant: The person on whose life monthly annuity payments depend.
Annuity: A contract purchased from an insurance company that offers tax-deferred growth of the purchase payment until earnings are withdrawn.
Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.
Cash surrender value: The market adjusted value less any applicable surrender charge. On the last day of a guarantee period, the cash surrender value is the accumulation value.
Code: The Internal Revenue Code of 1986, as amended.
Contract: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement or a similar long-term goal by making a purchase payment. A contract provides for a lifetime or other forms of payments beginning at a specified time in the future.
Contract anniversary: The same day and month as the contract date each year that the contract remains in force.
Contract date: The effective date of the contract as designated in the contract.
Current interest rate: The applicable interest rate contained in a schedule of rates established by us at our discretion from time to time for various guarantee periods.
Early surrender: A full or partial surrender or the election of an annuity payout plan before the renewal date. A MVA applies to early surrenders.
Initial guarantee period: The period during which the initial guarantee rate will be credited.
Initial guarantee rate: The rate of interest credited to the purchase payment during the initial guarantee period.
Market adjusted value: The accumulation value increased or decreased by the market adjusted value formula, on any date before the end of the guarantee period.
Market value adjustment: The market adjusted value minus the accumulation value.
Owner (you, your): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). For group contracts, the term owner is intended to be the employee participant/group contract certificate holder. Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Purchase payment: Payment made to RiverSource Life for a contract.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•
Individual Retirement Annuities (IRAs) under Section 408(b) of the Code
•
Roth IRAs under Section 408A of the Code
•
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•
Plans under Section 401(k) of the Code
•
Custodial and investment only plans under Section 401(a) of the Code
•
Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Renewal date: The first day of a renewal guarantee period. It will always be on a contract anniversary.
Renewal guarantee period: A renewal guarantee period will begin at the end of each guarantee period.
Renewal guarantee rate: The rate of interest credited to the renewal value during the renewal guarantee period as set at our discretion.
Renewal value: The accumulation value at the end of the current guarantee period.
RiverSource Life: In this prospectus, “we,” “us” and “RiverSource Life” refer to RiverSource Life Insurance Company and “you” and “yours” refer to an owner who has been issued a contract.

RiverSource Guaranteed Term Annuity — Prospectus 3

Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the service center. Any transaction or service requests sent or directed to any location other than our service center may end up delayed or not processed. Our service center address and telephone number are listed on the first page of the prospectus.
Settlement: The application of contract value to provide annuity payments. If the settlement date is not the last day of a guarantee period, we apply the market adjusted value of the contract. On the last day of a guarantee period, we apply the accumulation value of the contract.
Settlement date: The date on which annuity payments are to begin.
Written request: A request in writing signed by you and delivered to us at our home office.

4 RiverSource Guaranteed Term Annuity — Prospectus

Overview of the Contract
Purpose: The purpose of the Contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making a purchase payment.
We no longer offer new Contracts. However, you have the option to apply your contract value to renewal guarantee periods.
The Contract may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
It is not intended for investors whose liquidity needs require frequent withdrawals.
Phases of the Contract:
The contract has two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you grow your Contract Value and its benefits by investing your purchase payment in a guarantee period from among those durations that we offered when we received your application and payment. During this guarantee period, the purchase payment earns interest at the interest rate that we guaranteed for that duration. At the end of each guarantee period, a renewal guarantee period of one year will begin earning interest at the then applicable renewal guaranteed interest rate, unless you chose a different duration from among those we offered at that time. A list of guarantee periods and additional information regarding each guarantee period available under the Contract is provided in Appendix A – Investment Options Available Under the Contract.
A positive or negative MVA is assessed if any portion of the value is removed from the Contract before the end of the guarantee period. You could lose a significant amount of money as a result of a negative MVA. The following transactions, which we refer to as “early surrenders,” are subject to an MVA when they occur prior to the end of the guarantee period: (i) surrenders (including full and partial surrenders and required minimum distributions) and (ii) annuitization.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your market adjusted value (less any applicable premium tax) to an annuity payment plan that begins on the settlement date. You may choose from a variety of plans that can help meet your retirement or other income needs. All annuity payments are made on a fixed basis. During the Income Phase, you will be unable to make full or partial surrenders (unless the annuity payment plan you select provides otherwise) and all contract benefits will terminate.
Contract features:
Death Benefits. If the annuitant or owner dies during the Accumulation Phase, we will pay a death benefit to the owner or beneficiary. There is no additional charge for the death benefit, and no MVA will apply to the death benefit payment.
Surrenders. You may surrender all or part of your contract value at any time during the Accumulation Phase. If you request a full surrender, the contract will terminate. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
Tax Treatment. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.

RiverSource Guaranteed Term Annuity — Prospectus 5

Key Information Table
Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money prior to the eighth contract anniversary, you may be assessed a surrender charge of up to 8% of the market adjusted value withdrawn, unless the surrender occurs on the last day of a guarantee period.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative MVA, taxes, or tax penalties. A positive or negative MVA is assessed if any portion of the value is removed from the Contract before the end of a guarantee period. You could lose up to 100% of the amount withdrawn as a result of a negative MVA. For example, if you select a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. The following transactions, which we refer to as “early surrenders,” are subject to an MVA when they occur prior to the end of the guarantee period: (i) surrenders (including full and partial surrenders and required minimum distributions) and (ii) annuitization.
Fee Table and Examples Charges and Adjustments – Surrender Charge Charges and Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. We do not assess any transaction charges.
Are There Ongoing Fees and Expenses?	No. We do not assess any ongoing fees and expenses.
RISKS
Is There a Risk of Loss from Poor Performance?
No. We guarantee the contract value allocated to the guarantee period, including interest credited, if you do not make any early surrenders before the end of the guarantee period. However, an early surrender may result in the loss of principal due to a negative MVA, and an investment in the
Contract is subject to other risks described in this prospectus.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
•No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has surrender charges that may apply for the first eight years after your Contract date. The surrender charges may reduce the value of your Contract if you withdraw money during the surrender charge period.
•Surrenders may also be subject to taxes and tax penalties.
•Surrenders prior to the end of the guarantee period may also result in a negative MVA. At the end of any guarantee period, a renewal guarantee period will begin. During the 30-day period before the end of the guarantee period, you may elect in writing a renewal guarantee period of a different duration from among those we offer at that time. You may also choose to apply the contract value to an annuity payment plan or surrender the contract (subject to applicable surrender and annuitization provisions) at the end of the guarantee period. If you do not make an election, we will automatically apply the renewal value to a guarantee period of one year.
•The benefits of tax deferral mean the Contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Surrender Charge Charges and Adjustments – Market Value Adjustments

6 RiverSource Guaranteed Term Annuity — Prospectus

RISKS
What Are the Risks Associated with the Investment Options?
We guarantee the contract value allocated to the guaranteed period, including interest credited, if you do not make any early surrenders before the end of the guarantee period. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to a significant surrender charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A positive or negative MVA is assessed if any portion of the value is removed from the
Contract before the end of the guarantee period. You could lose up to 100%
of the amount withdrawn as a result of a negative MVA. Because an early surrender may result in a loss of principal due to the MVA, there is limited liquidity. You bear the risk of loss of principal due to a negative MVA.
Each guarantee period pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to RiverSource
Life Insurance Company. Any obligations, guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks of Investing in the Contract
RESTRICTIONS
Are There Restrictions on the Investment Options?
•Yes.
•Renewal guarantee periods may not extend beyond the Settlement date in effect for the Contract. For example, if the annuitant is age 82 at the end of a guarantee period and the Settlement date for the annuitant is age 85, a three-year guarantee period is the maximum guarantee period that you may choose under the Contract.
•Interest rates for renewal guarantee periods may be higher or lower than the previous guaranteed interest rate, subject to the minimum guaranteed renewal interest rate of 3%.
•We do not permit any additional purchase payments under the Contract.
Guarantee Periods – Renewal Guarantee Periods Principal Risks of Investing in the Contract
Are There any Restrictions on Contract Benefits?	•No.
TAXES
What Are the Contract’s Tax Implications?
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your Contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Amendment, Distribution and Assignment of Contracts – Distribution of Contracts

RiverSource Guaranteed Term Annuity — Prospectus 7

CONFLICTS OF INTEREST
Should I Exchange My Contract?
If you already own an annuity or insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Taxes

8 RiverSource Guaranteed Term Annuity — Prospectus

Fee Table
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the Contract. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Surrender Charges
Surrender charges (as a percentage of market adjusted value surrendered)(1)	8%

(1)
We will base the amount of the surrender charge on the length of the guarantee period. For renewal guarantee periods, we will base the surrender charge on the lesser of (i) the length of the new guarantee period or (ii) the number of years remaining until the eighth contract anniversary. See “Charges and Adjustments – Surrender Charge” for more information.
Surrender charge percentage:

	Contract years as measured from the beginning of a guarantee period
Guarantee period	1	2	3	4	5	6	7	8
1 year	1%
2 years	2%	1%
3 years	3%	2%	1%
4 years	4%	3%	2%	1%
5 years	5%	4%	3%	2%	1%
6 years	6%	5%	4%	3%	2%	1%
7 years	7%	6%	5%	4%	3%	2%	1%
8 years	8%	7%	6%	5%	4%	3%	2%	1%
9 years	8%	7%	6%	5%	4%	3%	2%	1%
10 years	8%	7%	6%	5%	4%	3%	2%	1%
There will never be any surrender charges after the eighth contract anniversary.
The next table describes the adjustments that apply if all or a portion of contract value is removed from the Contract before the expiration of a specified period.

Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn)(1)	100%
(1)
The following transactions, which we refer to as “early surrenders,” are subject to an MVA when they occur prior to the end of the guarantee period: (i) surrenders (including full and partial surrenders and required minimum distributions) and (ii) annuitization.

RiverSource Guaranteed Term Annuity — Prospectus 9

Principal Risks of Investing in the Contract
Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral mean that this Contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. We guarantee the contract value allocated to the guaranteed period, including interest credited, if you do not make any early surrenders before the end of the guarantee period. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to a significant surrender charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A positive or negative MVA is assessed if any portion of the value is removed from the Contract before the end of the guarantee period. You could lose up to 100% of the amount withdrawn as a result of a negative MVA. Because an early surrender may result in a loss of principal due to the MVA, there is limited liquidity. You bear the risk of loss of principal due to a negative MVA.
Interest Rate Risk. Each guarantee period pays an interest rate declared by us when a guarantee period starts and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses.
Financial Strength. All guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life. If we experience financial distress, we may not be able to meet our obligations to you. The assets held in our general account support the guarantees under your contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors.
Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and
•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries).
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your Contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.

10 RiverSource Guaranteed Term Annuity — Prospectus

Guarantee Periods
The Contracts earn interest at a rate guaranteed by RiverSource Life for the duration of the guarantee period you selected when we received your application and payment or at the time of renewal, as applicable. The guarantee periods range from 1 to 10 years. Information regarding each guarantee period, including its term and its minimum guaranteed interest rate may be found in Appendix A to this prospectus.
Initial Guarantee Period. You selected the duration of the initial guarantee period from among those durations we offered when we received your application and payment. The duration selected determined the guaranteed interest rate and the purchase payment (less surrenders made and less applicable premium taxes, if any) earned interest at this guaranteed interest rate during the entire guarantee period.
Renewal Guarantee Periods: At the end of any guarantee period, a renewal guarantee period will begin. We will notify you in writing about the renewal guarantee periods available before the renewal date. This written notification will not specify the interest rate for the renewal value. You may elect in writing, during the 30-day period before the end of the guarantee period, a renewal guarantee period of a different duration from among those we offer at that time. You may also choose to apply the contract value to an annuity payment plan or surrender the contract (subject to applicable surrender and annuitization provisions) at the end of the guarantee period. If you do not make an election, we will automatically apply the renewal value to a guarantee period of one year. In no event may renewal guarantee periods extend beyond the Settlement date then in effect for the contract. For example, if the annuitant is age 82 at the end of a guarantee period and the Settlement date for the annuitant is age 85, a three-year guarantee period is the maximum guarantee period that you may choose under the contract. The renewal value will then earn interest at a guaranteed interest rate that we have declared for this duration. We may declare new schedules of guaranteed interest rates as often as daily.
At the beginning of any renewal guarantee period, the renewal value will be the accumulation value at the end of the guarantee period just ending. We guarantee the renewal value with our general assets. This amount will earn interest for the renewal guarantee period at the then applicable guaranteed interest rate for the period selected. This rate may be higher or lower than the previous guaranteed interest rate.
At your written request, we will notify you of the renewal guarantee rates for the periods then available. You also may call us to ask about renewal guarantee rates.
Establishment of guaranteed interest rates: You will know the guaranteed interest rate for a chosen guarantee period at the time we receive a purchase payment or you renew an accumulation value. We will send a confirmation that will show the amount and the applicable guaranteed interest rate. The minimum guaranteed interest rate for renewal values is 3% per year. The rate on renewal values will be equal to or greater than the rate credited on new comparable purchase payments at that time.
The interest rates that RiverSource Life will declare as guaranteed rates in the future are determined by us at our discretion. We will determine the rates based on various factors including, but not limited to the interest rate environment, returns earned on investments backing these annuities, product design, competition, and RiverSource Life’s revenues and expenses. We cannot predict nor can we guarantee future guaranteed interest rates above the 3% rate.
Interest Crediting. Interest is credited to your annuity daily. All interest rates we quote are effective annual interest rates. This refers to the rate that results after interest has compounded daily for a full year. In other words, the interest you earn each day earns interest itself the next day, assuming you do not withdraw it. (At the end of a year, assuming you have made no withdrawals, your interest earnings will equal your guaranteed rate multiplied by your contract value at the beginning of the year.) We credit interest based on a 365-day year. We do not pay interest on leap days (Feb. 29).
The example below shows how we credit interest during the guarantee period. For the purpose of this example, we have made the assumptions as indicated.

RiverSource Guaranteed Term Annuity — Prospectus 11

Example of Guaranteed Rate of Accumulation
Beginning account value:	$50,000
Guaranteed period:	10 years
Guaranteed rate:	4% annual effective rate

Year	Interest credited to the account during year	Cumulative interest credited to the account	Accumulation value
1	$2,000.00	$2,000.00	$52,000.00
2	2,080.00	4,080.00	54,080.00
3	2,163.20	6,243.20	56,243.20
4	2,249.73	8,492.93	58,492.93
5	2,339.72	10,832.65	60,832.65
6	2,433.31	13,265.95	63,265.95
7	2,530.64	15,796.59	65,796.59
8	2,631.86	18,428.45	68,428.45
9	2,737.14	21,165.59	71,165.59
10	2,846.62	24,012.21	74,012.21
Guaranteed accumulation value at the end of 10 years is:
$50,000 + $24,012.21 = $74,012.21
Note: This example assumes no early surrenders of any amount during the entire ten-year period. An MVA applies and a surrender charge may apply to any early surrender. The hypothetical interest rates are only illustrations. They do not predict future interest rates to be declared under the Contract. Actual interest rates declared for any given time may be more or less than those shown.
Early Surrenders. A positive or negative MVA is assessed if any portion of the value is removed from the Contract before the end of the guarantee period. You could lose a significant amount of money as a result of a negative MVA. The following transactions, which we refer to as “early surrenders,” are subject to an MVA when they occur prior to the end of the guarantee period: (i) surrenders (including full and partial surrenders and required minimum distributions) and (ii) annuitization. For more information about the MVA, see “Charges and Adjustments – Market Value Adjustments.”

12 RiverSource Guaranteed Term Annuity — Prospectus

Buying Your Contract
We no longer offer new contracts. Information about applying for the Contract, crediting the purchase payment, and issuing the Contract is provided for informational purposes only.
For individuals age 90 and younger, the maximum purchase payment is $1,000,000 without prior approval. This limit applies in total to all RiverSource Life annuities you own. Once we apply a purchase payment to a contract, we do not permit any additional purchase payment under the contract.
We will return an improperly completed application, along with the corresponding purchase payment, five business days after we receive it.
A payment is credited to a contract on the date we receive a properly completed application at our Service Center along with the purchase payment. Interest is earned the next day. RiverSource Life then issues a contract and confirms the purchase payment in writing.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Right to Cancel
State or federal law may have given you the right to cancel the contract within a specific period of time after receipt of the contract and receive a refund of the entire purchase payment. For revocation to be effective, mailing or delivery of notice of cancellation must have been made in writing to our Service Center.

RiverSource Guaranteed Term Annuity — Prospectus 13

Charges and Adjustments
Surrender Charge
We may assess a surrender charge on any total or partial surrender taken prior to the eighth contract anniversary unless the surrender occurs on the last day of a guarantee period. We will base the amount of the surrender charge on the length of the guarantee period. The table below shows the maximum amount of the surrender charge.
Surrender charge percentage:
	Contract years as measured from the beginning of a guarantee period
Guarantee period	1	2	3	4	5	6	7	8
1 year	1%
2 years	2%	1%
3 years	3%	2%	1%
4 years	4%	3%	2%	1%
5 years	5%	4%	3%	2%	1%
6 years	6%	5%	4%	3%	2%	1%
7 years	7%	6%	5%	4%	3%	2%	1%
8 years	8%	7%	6%	5%	4%	3%	2%	1%
9 years	8%	7%	6%	5%	4%	3%	2%	1%
10 years	8%	7%	6%	5%	4%	3%	2%	1%
To determine the surrender charge on the initial guarantee period, in the “Guarantee period” column find the number of years for the guarantee period you have chosen. The row that period is in reflects the schedule of surrender charges during that period. For example, a 5-year guarantee period has a 5% surrender charge in the first contract year, a 4% charge in the second, a 3% charge in the third, a 2% charge in the fourth, and a 1% charge in the fifth.
For renewal guarantee periods, we will base the surrender charge on the lesser of:
•
the length of the new guarantee period; or
•
the number of years remaining until the eighth contract anniversary.
In our example, if a contract owner chose an initial guarantee period of five years and later a renewal guarantee period of four years, the surrender charge schedule for that renewal guarantee period would be three years long. That is because there are only three years remaining until the eighth contract anniversary (8 – 5 = 3), and three years is less than the four-year length of the new guarantee period. The surrender charge percentages would be:
Contract year	Surrender charge
1	5%
2	4%
3	3%
4	2%
5	1%*
6	3%
7	2%
8	1%
9+	0%
*
0% on last day of fifth contract year.
There will never be any surrender charges after the eighth contract anniversary.
Also, after the first contract anniversary, surrender charges will not apply to surrenders of amounts totaling up to 10% of the accumulation value as of the last contract anniversary.
Surrender charge calculation: If there is a surrender charge, we calculate it as:
(A – B) × P

14 RiverSource Guaranteed Term Annuity — Prospectus

where: A	=	market adjusted value surrendered
B	=	the lesser of A or 10% of accumulation value on last contract anniversary not already taken as a partial surrender this contract year. (Before the first contract anniversary, B does not apply.)
P	=	applicable surrender charge percentage
For an illustration of a partial surrender and applicable surrender charges, including an MVA, see the Statement of Additional Information.
Waiver of surrender charge: We will assess no surrender charge:
•
on the last day of a guarantee period;
•
after the eighth contract anniversary;
•
after the first contract anniversary for surrenders of amounts totaling up to 10% of the contract accumulation value as of the last contract anniversary;
•
to the extent that they exceed the 10% of the contract value on the prior contract anniversary (available after the first anniversary), required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;
•
upon the death of the annuitant or owner; or
•
upon the application of the contract value to provide annuity payments under an annuity payment plan. However, if the contract value is applied to an annuity payment plan allowing surrenders of the present value of the remaining guaranteed payments, a surrender charge will be applied to the surrender of the present value of the remaining guaranteed payments as described below. (Please note that if the contract value is applied to an annuity payment plan on a renewal date, there will be no surrender charge or market value adjustment and the full accumulation value will be applied under the chosen annuity payment plan. Otherwise, the application of contract value to an annuity payment plan is an early surrender subject to a MVA and the market adjusted value will be applied under the chosen annuity payment plan.)
In some cases, such as when an employer makes this annuity available to employees, we may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the group, the average contribution and the use of group enrollment procedures. Then we may be able to reduce or eliminate surrender charges. However, we expect this to occur infrequently.
Fixed Payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts(such as Annuity Payment Plan E), a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.

RiverSource Guaranteed Term Annuity — Prospectus 15

Market Value Adjustments
We guarantee the accumulation value, including the interest credited, if you do not make any surrenders from the Contract until the end of the guarantee period. However, we will apply an MVA if an early surrender occurs prior to the end of the guarantee period. The market adjusted value also affects Settlements under all annuity payment plans occurring at any time other than the last day of a guarantee period. We refer to each of these transactions as “early surrenders.”
The market adjusted value is your accumulation value (purchase payment plus interest credited minus surrenders and surrender charges) adjusted by a formula. The market adjusted value reflects the relationship between the guaranteed interest rate on your contract and the interest rate we are crediting on new or renewal Guaranteed Term Annuity contracts with guarantee periods that are the same as the time remaining in your guarantee period.
The market adjusted value is sensitive to changes in current interest rates. The difference between your accumulation value and market adjusted value on any day will depend on our current schedule of guaranteed interest rates on that day, the time remaining in your guarantee period and your guaranteed interest rate.
Upon early surrender your market adjusted value may be greater than your contract’s accumulation value, equal to it or less than it depending on how the guaranteed interest rate on your contract compares to the interest rate of a new Guaranteed Term Annuity for the same number of years as the guarantee period remaining on your contract. If interest rates have increased, the MVA will generally be negative and the market adjusted value will be less than your accumulation value; if interest rates have decreased, the MVA will generally be positive and the market adjusted value will be greater than your accumulation value.
Relationship between your contract’s guaranteed rate and new guarantee period for the same number of years as the guarantee period remaining on your contract:
If your annuity rate is:	Your market adjusted value will be:
less than the new annuity rate +.25%	less than your accumulation value
equal to the new annuity rate +.25%	equal to your accumulation value
greater than the new annuity rate +.25%	greater than your accumulation value
General Examples
Assume:
•
You purchase a contract and choose a guarantee period of 10 years.
•
We guarantee an interest rate of 4.5% annually for your 10-year guarantee period.
•
After three years you decide to surrender your contract. In other words, you decide to surrender your contract when you have seven years left in your guarantee period.
Remember that your market adjusted value depends partly on the interest rate of a new Guaranteed Term Annuity for the same number of years as the guarantee period remaining on your contract. In this case, that is seven years.
Example 1: Remember that your contract is earning 4.5%. Assume that new contracts that we offer with a seven-year guarantee period are earning 5.0%. We add 0.25% to the 5.0% rate to get 5.25%. Your contract’s 4.5% rate is less than the 5.25% rate and, as reflected in the table above, your market adjusted value will be less than your accumulation value.
Example 2: Remember again that your contract is earning 4.5%, and assume that new contracts that we offer with a seven-year guarantee period are earning 4.0%. We add 0.25% to the 4.0% rate we are paying on new contracts, which equals 4.25%, and compare that number to the 4.5% you are earning on your contract. In this example, your contract’s 4.5% rate is greater than the 4.25% rate, and, as reflected in the table above, your market adjusted value will be greater than your accumulation value. To determine that adjustment precisely, you will have to use the formula described below.
As shown in the table headed “Surrender charge percentage,” when your guarantee period is 10 years and you have begun your fourth contract year from the beginning of the guarantee period, your surrender charge percentage is 5%. In either of our two examples, a 5% surrender charge would be deducted from the market adjusted value.

16 RiverSource Guaranteed Term Annuity — Prospectus

The precise market adjusted value formula is as follows:
Market Adjusted Value =	(Renewal Value)
(1 + iMvi) (N + t)

Renewal value	=	The accumulation value at the end of the current guarantee period
iMvi	=	The current interest rate offered for a new Guaranteed Term Annuity +.0025
N	=	The number of complete contract years to the end of the current guarantee period
t	=	The fraction of the contract year remaining to the end of the contract year (for example, if 180 days remain in a 365-day contract year, it would be .493)
The current interest rate we offer on the Guaranteed Term Annuity will change periodically at our discretion. It is the rate we are then paying on purchase payments and renewals paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the contract to which the formula is being applied. If the remaining guarantee period is a number of complete years, we will use the specific complete year guarantee rate. If the remaining guarantee period is less than one year, we will use the one year guarantee rate. If the remaining guarantee period is a number of complete years plus fractional years, we will determine the rate by straight line interpolation between the two years’ rates. For example, if the remaining guarantee period duration is 8.5 years, and the current guaranteed interest rate for eight years is 4% and nine years is 5%, RiverSource Life will use a guaranteed interest rate of 4.5%.
Market value adjustment formula:
Market value adjustment = Market adjusted value less accumulation value
A surrender charge may also apply to an early surrender. We will deduct any applicable surrender charge after applying the MVA. Please note that when you request the net check amount you wish to receive, we surrender an amount that will give you the net amount you requested after we apply the MVA and any applicable surrender charge.
You could lose up to 100% of the amount withdrawn as a result of a negative MVA.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender would have on your contract value. Values fluctuate daily and the actual MVA applied at the time an early surrender is processed may be more or less than the values quoted at the time of your call. Additional information about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the Contract early.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payments begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.

RiverSource Guaranteed Term Annuity — Prospectus 17

Surrenders
General: Subject to certain tax law and retirement plan restrictions noted below, you may make total and partial surrenders under a contract at any time.
For all surrenders, we will reduce the accumulation value by the amount surrendered on the surrender date and that amount will be payable to the owner. We will also reduce the accumulation value by any applicable surrender charge. We will either reduce or increase the accumulation value by any market value adjustment applicable to an early surrender. RiverSource Life will, on request, inform you of the amount payable in a total or partial surrender.
Any total or partial surrender may be subject to income tax, including a 10% additional tax if you are under age 59½. Surrenders from certain tax qualified annuities also may be subject to 20% income tax withholding. (See “Taxes”.)
Tax-Sheltered Annuities: The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
you are at least age 59½;
–
you are disabled as defined in the Code;
–
you severed employment with the employer who purchased the contract;
–
the distribution is because of your death;
–
the distribution is due to plan termination; or
–
you are a military reservist.
If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Partial surrenders: Unless we agree otherwise, the minimum amount you may surrender is $250. You cannot make a partial surrender if it would reduce the accumulation value of your annuity to less than $2,000.
You may request the net check amount you wish to receive. We will determine how much accumulation value needs to be surrendered to yield the net check amount after any applicable market value adjustments and surrender charge deductions.
You may make a partial surrender request not exceeding $100,000 by telephone. We have the authority to honor any telephone partial surrender request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as reasonable procedures are followed, neither RiverSource Life nor its affiliates will be liable for any loss resulting from fraudulent requests. At times when the volume of telephone requests is unusually high, we will take special measures to ensure that your call is answered as promptly as possible. We will not allow a telephone surrender request within 30 days of a phoned-in address change.
Total surrenders: We will compute the value of your contract as of the business day we receive your request (if it's before close of business). Otherwise, on the next business day.
Payment on surrender: We may defer payment of any partial or total surrender for a period not exceeding six months from the date we receive your notice of surrender or the period permitted by state insurance law, if less. Only under extraordinary circumstances will we defer a surrender payment more than seven days, and if we defer payment for more than 30 days, we will pay annual interest of at least 3% on the amount deferred. While all circumstances under which

18 RiverSource Guaranteed Term Annuity — Prospectus

we could defer payment upon surrender may not be foreseeable at this time, such circumstances could include, for example, our inability to liquidate assets due to a general financial crisis. If we intend to withhold payment more than 30 days, we will notify you in writing.
NOTE: We will charge you a fee if you request express mail delivery or that payment be wired to your bank. For instructions, please contact your sales representative.
Any partial surrenders you take under your contract will reduce your accumulation value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of your death benefit (see “Taxes — Qualified Annuities — Required minimum distributions”).

RiverSource Guaranteed Term Annuity — Prospectus 19

Benefits Available Under the Contract
The following table summarizes information about the standard death benefit available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Provides a minimum death benefit equal to the accumulation value	N/A	•Annuitizing the Contract terminates the benefit
Death Benefit Prior to Settlement
If you or the annuitant die before the Settlement date, the death benefit payable to the beneficiary will equal the accumulation value. We will determine the accumulation value as of the date our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the named beneficiary within seven days after our death claim requirements are fulfilled. If there is no named beneficiary, then the default provisions of your contract will apply.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the Settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payments under any annuity payment plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date permitted by the IRS; and
•
the payment period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
The information below has been revised to reflect proposed regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. This proposal is not final and may change. Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the proposed regulations and federal law. The proposed regulations can be found in the Federal Register, Vol. 87, No. 37, dated Thursday, February 24, 2022.
•
Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death. Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
•
Non-spouse beneficiary: If you have not elected an annuity payout plan, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined by the Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor’s death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.

20 RiverSource Guaranteed Term Annuity — Prospectus

However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.

We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
Annuity payment plan: If you elect an annuity payment plan, the payments to your beneficiary will continue pursuant to the annuity payment plan you elect.
Death benefit payment in a lump sum: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account).
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If we determine that the death benefit has become payable, we will use our best efforts to locate all designated beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.

RiverSource Guaranteed Term Annuity — Prospectus 21

The Annuity Payment Period
The Settlement Date
Annuity payouts are scheduled to begin on the Settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments) and the first payment will be sent on the Settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. You will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the Settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the Settlement date, provided you send us written instructions at least 30 days before annuitization payments begin.
Generally, the Settlement date must be no later than the later of the annuitant’s 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new Settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.
Six months prior to your Settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract’s default option of Plan B-Life annuity with 10 years certain, will begin on the Settlement date, and monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your Settlement date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Annuity Payment Plans
There are different ways to receive annuity payments. We call these plans. You may select one of these plans, or another payment arrangement to which we agree, by giving us written notice at least 30 days before the Settlement date.
You may ask us to apply the market adjusted value (less applicable premium taxes, if any) on the Settlement date under any of the annuity plans described below, but in the absence of an election, we will apply the market adjusted value on the Settlement date under Plan B to provide a life annuity with 120 monthly payments certain. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity Payments” and “Taxes — Qualified Annuities — Annuity Payments.”
If the amount to be applied to an annuity plan is not at least $2,000 or if payments are to be made to other than a natural person, we have the right to make a lump sum payment of the cash surrender value. If a lump sum payment is from a qualified annuity (except an IRA, Roth IRA or SEP), 20% income tax withholding may apply.
•
Plan A: This provides monthly annuity payments for the lifetime of the annuitant. We will not make payments after the annuitant dies.
•
Plan B: This provides monthly annuity payments for the lifetime of the annuitant with a guarantee by us that payments will be made for a period of at least five, ten or 15 years. You must select the period.
•
Plan C: This provides monthly annuity payments for the lifetime of the annuitant with a guarantee by us that payments will be made for a certain number of months. We determine the number of months by dividing the market adjusted value applied under this plan by the amount of the monthly annuity payment.
•
Plan D: We call this a joint and survivor life annuity. Monthly payments will be paid while both the annuitant and a joint annuitant are living. When either the annuitant or joint annuitant dies, we will continue to make monthly payments until the death of the surviving annuitant. We will not make payments after the death of the second annuitant.
•
Plan E: This provides monthly fixed dollar annuity payments for a period of years that you elect. The period of years may be no less than 10 nor more than 30.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.

22 RiverSource Guaranteed Term Annuity — Prospectus

Other annuity payment plan options may be available.
The contract provides for annuity payment plans on a fixed basis only. The amount of the annuity payment will depend on:
•
the market adjusted value (less any applicable premium tax not previously deducted) on the Settlement date;
•
the annuity table we are then using for annuity Settlements (never less than the table guaranteed in the contract);
•
the annuitant’s age; and
•
the annuity payment plan selected.
The tables for Plans A, B, C and D are based on the “1983 Individual Annuitant Mortality Table A” and an assumed rate of 4% per year. The table for Plan E is based on an interest rate of 4%. RiverSource Life may, at our discretion, if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the Settlement amount (less any annuity payments made and premium tax paid) in the event of the annuitant’s death, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payouts. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payouts may result in the assessment of a surrender charge (See "Charges and Adjustments - Surrender Charge").
Annuity payment plan requirements for qualified annuities: If you elect an annuity payment plan from your qualified annuity, it must comply with certain IRS regulations governing RMDs. In general, your annuity payment plan will meet these regulations if it meets the incidental distribution benefit requirements, if any, and the payments are made:
•
in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
•
over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

RiverSource Guaranteed Term Annuity — Prospectus 23

Amendment, Distribution and Assignment of Contracts
Amendment of Contracts
We reserve the right to amend the contracts to meet the requirements of applicable federal or state laws or regulations. We will notify you in writing of any such amendments.
Distribution of Contracts
RiverSource Distributors, Inc. (“RiverSource Distributors”), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered.
Sales of the Contract
New contracts are not currently being offered.
•
Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•
The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•
We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•
We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•
In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•
sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•
marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•
providing service to contract owners; and
•
funding other events sponsored by a selling firm that may encourage the selling firm’s sales representatives to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•
revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see “Fee Table”);
•
compensation we or an affiliate receive from the underlying funds of our variable annuities in the form of distribution and services fees;
•
compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these; and
•
revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

24 RiverSource Guaranteed Term Annuity — Prospectus

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through fees and expenses we collect from contract owners, including surrender charges.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•
give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•
cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•
cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•
The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.
•
To inform yourself of any potential conflicts of interest, ask the sales representative before you buy, how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the contract.
Assignment of Contracts
You may change ownership of your annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. No change of ownership will be binding on us until we receive and record it. If you have a qualified annuity, the contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code; provided, however, that if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

RiverSource Guaranteed Term Annuity — Prospectus 25

Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payments: Generally, unlike surrenders described below, the income taxation of annuity payouts are subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, a portion of each payment will be ordinary income and subject to tax, and a portion of each payment will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payment Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payment plans, where the annuity payments end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payments end. (See “The Annuity Payment Period — Annuity Payment Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before your annuity payments begin, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payment or surrender, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payment plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Death Benefit Prior to Settlement”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly

26 RiverSource Guaranteed Term Annuity — Prospectus

and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•
because of your death or in the event of nonnatural ownership, the death of the annuitant;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if it is allocable to an investment before Aug. 14, 1982; or
•
if annuity payments are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts annuity contracts and qualified long-term care insurance contracts. while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty on the taxable portion.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

RiverSource Guaranteed Term Annuity — Prospectus 27

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payments: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payment generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payments from Roth IRAs: In general, the entire payment from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payment from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payment or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payment plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payment is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•
the payment is one in a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•
the payment is a RMD as defined under the Code;

28 RiverSource Guaranteed Term Annuity — Prospectus

•
the payment is made on account of an eligible hardship; or
•
the payment is a corrective distribution.
Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•
because of your death;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (Qualified annuities funding 401(a) plans and 403(b) plans only);
•
to pay certain medical or education expenses (IRAs only); or
•
if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.

RiverSource Guaranteed Term Annuity — Prospectus 29

The Company
Business
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act.
We are obligated to pay all amounts promised to you under the Contract, subject to our financial strength and claims-paying ability.
The General Account
The general account includes all assets owned by RiverSource Life, other than those in our separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including the guaranteed interest rates for guarantee periods and the death benefit. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Legal Proceedings
RiverSource Life is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC (“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s consolidated financial condition, results of operations or liquidity.
Financial Statements
The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

30 RiverSource Guaranteed Term Annuity — Prospectus

Appendix A — Investment Options Available Under the Contract
The following is a list of guarantee periods currently available for renewals. We may discontinue offering certain existing guarantee periods in the future. We will provide you with written notice before doing so. See “Guarantee Periods” in the prospectus for more information about the guarantee periods.
Note: A positive or negative MVA is assessed if any portion of the value is removed from the Contract before the end of the guarantee period. This may result in a significant reduction in your contract value. See “Charges and Adjustments – Market Value Adjustments” in the prospectus for more information about the MVA.
Guarantee Period Term	Minimum Guaranteed Interest Rate
1 Year	3%
2 Years	3%
3 Years	3%
4 Years	3%
5 Years	3%
6 Years	3%
7 Years	3%
8 Years	3%
9 Years	3%
10 Years	3%

RiverSource Guaranteed Term Annuity — Prospectus 31

The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
[______________]
Reports and other information about RiverSource Life Insurance Company are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000[ ]
© 2008-2025 RiverSource Life Insurance Company. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION

FOR

RIVERSOURCE® GUARANTEED TERM ANNUITY

Individual and Group Market Value Adjustment Contracts

Issued by RIVERSOURCE LIFE INSURANCE COMPANY

RiverSource Guaranteed Term Annuity (the “Contract”) is an individual and group market value adjustment annuity contract offered by RiverSource Life Insurance Company (“RiverSource Life”).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. Terms used in this SAI have the same meanings as in the Prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Contract’s Prospectus.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

SAI

∎	2

Company

We are RiverSource Life insurance Company (the “Company”, “we”, “our” and “us”). We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc. We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.

∎	3

Services

[To be updated by amendment]

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider Remuneration	Services Provided	Basis for

∎	4

Contract Adjustment

Market Value Adjustment (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. Actual contract values may be more or less than those shown.

The precise market adjusted value formula is as follows:

Market Adjusted Value =	(Renewal Value)
(1 + iMvi) (N + t)

Renewal value =	The accumulation value at the end of the current guarantee period

iMvi =	The current interest rate offered for a new Guaranteed Term Annuity +.0025

N =	The number of complete contract years to the end of the current guarantee period

t =	The fraction of the contract year remaining to the end of the contract year (for example, if 180 days remain in a 365-day contract year, it would be .493)

The current interest rate we offer on the Guaranteed Term Annuity will change periodically at our discretion. It is the rate we are then paying on purchase payments and renewals paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the contract to which the formula is being applied. If the remaining guarantee period is a number of complete years, we will use the specific complete year guarantee rate. If the remaining guarantee period is less than one year, we will use the one year guarantee rate. If the remaining guarantee period is a number of complete years plus fractional years, we will determine the rate by straight line interpolation between the two years’ rates. For example, if the remaining guarantee period duration is 8.5 years, and the current guaranteed interest rate for eight years is 4% and nine years is 5%, RiverSource Life will use a guaranteed interest rate of 4.5%.

Market value adjustment formula:

Market value adjustment = Market adjusted value less accumulation value

The examples below show how the MVA may affect your contract values.

Annuity assumptions

Single payment	$10,000

Guarantee period	10 years

Guarantee rate(ig)	4% effective annual yield

∎	5

Contract year	Surrender charge%	End of contract year accumulation values if no surrenders

1	8%	$10,400.00

2	7	10,816.00

3	6	11,248.64

4	5	11,698.59

5	4	12,166.53

6	3	12,653.19

7	2	13,159.32

8	1	13,685.69

9	0	14,233.12

10	0	14,802.44

On the first day of your fourth contract year, you request a partial surrender of:

Example 1 – $2,000 of your accumulation value

Example 2 – A $2,000 net surrender check

You may surrender 10% of $11,248.64 (end of third contract year accumulation value) without surrender charge but subject to a market value adjustment – this is $1,124.86

The excess market adjusted value surrendered is subject to both a 5% (fourth contract year) surrender charge and a market value adjustment.

Example 1A –$2000 of accumulation value surrendered – Positive MVA

Assume:

•	The current rate applicable for new sales and renewals = 3%

•	The current rate applicable for new sales and renewals +.0025 (iMvi) = 3.25%

•	The number of full years left in your guarantee period (N) = 7

•	The number of fractional years left in your guarantee period (t) = 0

What will be your market value adjustment amount?

The market adjusted value of your $2,000 partial surrender will be:

Renewal value of accumulation value surrendered
=	(1 + iMvi) (N + t)
$2,000 (1 + ig)[7]
(1 + iMvi)[7]

∎	6

=	$2,000 (1.04)[7]
(1.0325)[7]
=	$2,103.94

The market value adjustment = the market adjusted value surrendered less the accumulation value surrendered

$2,103.94 – $2,000 = $103.94

The MVA as a percentage of accumulation value surrendered is 5.20%

(NOTE: This market value adjustment is positive. See Example 1B for an example of a market value adjustment that is negative.)

What will be your surrender charge amount?

The surrender charge will be 5% multiplied by the excess of the market adjusted value over the accumulation value that may be surrendered without surrender charge:

($2,103.94 – $1,124.86) × .05 = $48.95

What net amount will you receive?

Your contract’s accumulation value will decrease by $2,000 and we will send you a check for:

Accumulation value surrendered	$2,000.00
Market value adjustment	103.94
Less surrender charge	(48.95)

Net surrender amount	$2,054.99

Example 1B —$2000 of accumulation value surrendered – Negative MVA

Assume:

•	The current rate applicable for new sales and renewals = 5%

•	The current rate applicable for new sales and renewals +.0025 (iMvi) = 5.25%

•	The number of full years left in your guarantee period (N) = 7

•	The number of fractional years left in your guarantee period (t) = 0

What will be your market value adjustment amount?

The market adjusted value of your $2,000 partial surrender will be:

Renewal value of accumulation value surrendered
=	(1 + iMvi) (N + t)
$2,000 (1 + ig)[7]

∎	7

(1 + iMvi)[7]

=	$2,000 (1.04)[7]
(1.0525)[7]

=	$1,839.54

The market value adjustment = the market adjusted value surrendered less the accumulation value surrendered

$1,839.54 – $2,000 = -$160.46

The MVA as a percentage of accumulation value surrendered is -8.02%

What will be your surrender charge amount?

The surrender charge will be 5% multiplied by the excess of the market adjusted value over the accumulation value that may be surrendered without surrender charge:

($1,839.54 – $1,124.86) × .05 = $35.73

What net amount will you receive?

Your contract’s accumulation value will decrease by $2,000 and we will send you a check for:

Accumulation value surrendered	$2,000.00

Market value adjustment	(160.46)

Less surrender charge	(35.73)

Net surrender amount	$1,803.81

Example 2A — $2,000 net surrender check requested – Positive MVA

Assume:

•	The current rate applicable for new sales and renewals = 3%

•	The current rate applicable for new sales and renewals +.0025 (iMvi) = 3.25%

•	The number of full years left in your guarantee period (N) = 7

•	The number of fractional years left in your guarantee period (t) = 0

What will be the accumulation value surrendered?

Tell us if you want a specific net surrender check amount. We will work backwards using an involved formula to determine how much accumulation value must be surrendered to result in a net check to you for a specific amount. For a $2,000 net check to you, the formula results in $1,944.98 of accumulation value to be surrendered.

What will be your market value adjustment amount?

The market adjusted value is:

Renewal value of accumulation value surrendered

∎	8

(1 + iMvi) (N + t)

=	$1,944.98 (1 + ig)[7]

(1 + iMvi)[7]

=	$1,944.98 (1.04)[7]

(1.0325)[7]

=	$2,046.06

The market value adjustment = the market adjusted value surrendered less the accumulation value surrendered

$2,046.06 – $1,944.98 = $101.08

The MVA as a percentage of accumulation value surrendered is 5.20%

(NOTE: This market value adjustment is positive. See Example 2B for an example of a market value adjustment that is negative.)

What will be your surrender charge amount?

The surrender charge will be 5% multiplied by the excess of the market adjusted value over the accumulation value that may be surrendered without surrender charge:

($2,046.06 – $1,124.86) × .05 = $46.06

What net amount will you receive?

Your contract’s accumulation value will decrease by $1,944.98 and we will send you a check for:

Accumulation value surrendered	$1,944.98

Market value adjustment	101.08

Less surrender charge	(46.06)

Net surrender amount	$2,000.00

Example 2B — $2,000 net surrender check requested – Negative MVA

Assume:

•	The current rate applicable for new sales and renewals = 5%

•	The current rate applicable for new sales and renewals +.0025 (iMvi) = 5.25%

•	The number of full years left in your guarantee period (N) = 7

•	The number of fractional years left in your guarantee period (t) = 0

What will be the accumulation value surrendered?

Tell us if you want a specific net surrender check amount. We will work backwards using an involved formula to determine how much accumulation value must be surrendered to result in a net check to you for a specific amount. For a $2,000 net check to you, the formula results in $2,224.54 of accumulation value to be surrendered.

∎	9

What will be your market value adjustment amount?

The market adjusted value is:

Renewal value of accumulation value surrendered
(1 + iMvi) (N + t)

=	$2,224.54 (1 + ig)[7]

(1 + iMvi)[7]

=	$2,224.54 (1.04)[7]

(1.0525)[7]

=	$2,046.06

The market value adjustment = the market adjusted value surrendered less the accumulation value surrendered

$2,046.06 – $2,224.54 = -$178.48

The MVA as a percentage of accumulation value surrendered is -8.02%

What will be your surrender charge amount?

The surrender charge will be 5% multiplied by the excess of the market adjusted value over the accumulation value that may be surrendered without surrender charge:

($2,046.06 – $$1,124.86) × .05 = $46.06

What net amount will you receive?

Your contract’s accumulation value will decrease by $2,224.54 and we will send you a check for:

Accumulation value surrendered	$2,224.54

Market value adjustment	(178.48)

Less surrender charge	(46.06)

Net surrender amount	$2,000.00

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also

∎	10

may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their

financial strength. Moody’s — Rates insurance

companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

[To be updated by amendment]

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its principal business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life in 2022 was $[ ]; in 2023 was $[ ]; and in 2024 was $[ ]. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

[To be updated by amendment]

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2024 and December 31, 2023 and for each of the three years in the period ended December 31, 2024 included in this Statement of Additional Information have been audited by [ ], an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. [ ] provides accounting and auditing services to RiverSource Life. The principal business address of [ ] is [ ].

Financial Statements

To be updated by amendment

Changes in and Disagreements with Accountants

None.

∎	11

PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable
Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable
Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Group Deferred Variable Annuity Contract, Form 34660, filed as Exhibit 4.1 to Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 for RiverSource Life Insurance Company , File No. 33-48701 on April 6, 1994,
is incorporated by reference.(See Exhibit 4.1 to Form S-1 Registration Statement filed with the SEC on 4/6/1994.)

(f)	(i)	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.
(ii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(iii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.
(h)		Not applicable.
(i)		Not Applicable.
(j)		Not applicable.
(k)**		Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by amendment.
(l)**		Consent of Independent Registered Public Accounting Firm will be filed by amendment.
(m)		Not applicable.
(n)		Not applicable.
(o)		Not applicable.
(p)
Power of Attorney to sign Amendment to this Registration Statement, dated Sept. 25, 2024, filed as Exhibit 16 to
Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333‐230376, is incorporated herein by reference.

** To be filed by amendment
Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Stephen P. Blaske		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Sherman, Kara D.		Director
Stephen R. Wolfrath		Director, Vice President – Insurance and Annuities Product Development and Management

Name	Principal Business Address*	Position and Offices With Depositor
John R. Hutt		Director
Brian E. Hartert		Director, Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise Installment Financing, LLC	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP GP, LLC	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[4]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[5]	Texas
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP St. Albans Investors GP, LLC	Delaware
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
Lionstone VA Five, LLC	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) Limited	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP6	Scotland
Columbia Threadneedle PE Co-Investment FP LP6	Scotland
Columbia Threadneedle Real Estate Partners LLP[7]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle REP Property Management Limited	England & Wales
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP6	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP6	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C European Capital Partners (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager Limited	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[8]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta

Parent Company /Subsidiary Name	Jurisdiction
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV Nominee (7) Limited	England
Sackville UK Property Select IV Nominee (8) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%)
5
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
6
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
7
Columbia ThreadneedleTreasury Limited holds 1 unit
8
One-third of this entity is owned by American Express Travel Related Services
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Janz, Sara S.	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	[_________]	None	None	None

Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
[To be filed by amendment]
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Undertakings
RiverSource Life Insurance Company undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
Additional Representations
RiverSource Life Insurance Company is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

,SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the RiverSource Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on June 10, 2025.
RiverSource Life Insurance Company
(Insurance Company)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on June 10, 2025.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ John R. Hutt	Director
John R. Hutt
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept. 25, 2024, filed electronically as Exhibit (p) to RiverSource Variable Account 10’s Post-Effective Amendment 22 to Registration Statement on Form N-4, File No.333-230376, is incorporated herein by reference., is incorporated by reference, herewith, by:
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF Post-Effective Amendment No. 1
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource Guaranteed Term Annuity
PART B.
The Statement of Additional Information and Financial Statements for RiverSource Life Insurance Company is filed electronically herewith.
Part C.
Other Information.
The signatures.
Exhibits.